Business Acquisition and Goodwill (Details)			1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 24, 2022 USD ($)	Mar. 24, 2022 CNY (¥)	Apr. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
Business Acquisition and Goodwill (Details) [Line Items]
Net loss					$ (12,620,130)	$ 3,649,333	$ 3,695,190
Beijing Deran Technology Co., Ltd [Member]
Business Acquisition and Goodwill (Details) [Line Items]
Exchange rate on business acquisition amount				0.157	0.157
Variable Interest Entity, Primary Beneficiary [Member]
Business Acquisition and Goodwill (Details) [Line Items]
Total purchase consideration	$ 830,324
Beijing Deran Technology Co., Ltd [Member]
Business Acquisition and Goodwill (Details) [Line Items]
Percentage of equity interest agreed to transfer	17.62%	17.62%
Total purchase consideration	$ 830,324	¥ 5,286,676	$ 830,324
Cash consideration			$ 568,622
Effective settlement of pre-existing receivable from other shareholders	124,660
Liabilities	$ 137,042
Revenue				$ 363,248
Net loss				$ 67,901
Beijing Deran Technology Co., Ltd [Member] | Developed Technology Rights [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Business Acquisition and Goodwill (Details) [Line Items]
Percentage of equity interest agreed to transfer	33.38%	33.38%
Business Acquisition [Member] | Beijing Deran Technology Co., Ltd [Member]
Business Acquisition and Goodwill (Details) [Line Items]
Fair value remeasurement gain existing investment					$ 203,473